AltShares Merger Arbitrage ETF	Portfolio of Investments
August 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 92.16%
Auto Parts & Equipment - 3.58%
Delphi Technologies Plc(a)(b)	13,347	$231,837

Beverages - 1.15%
Craft Brew Alliance, Inc.(a)(b)	4,765	74,429

Biotechnology - 3.18%
Livongo Health, Inc.(a)(b)	1,497	205,538

Diversified Financial Services - 9.10%
E*TRADE Financial Corp.(b)	5,363	290,138
TD Ameritrade Holding Corp.(b)	7,789	298,942
		589,080
Electronics - 3.22%
Fitbit, Inc., Class A(a)(b)	32,813	208,691

Energy - Alternate Sources - 2.56%
Vivint Solar, Inc.(a)	5,362	165,579

Healthcare - Products - 8.52%
Varian Medical Systems, Inc.(a)	2,160	375,127
Wright Medical Group N.V.(a)(b)	5,822	175,999
		551,126
Healthcare - Services - 0.29%
Pihlajalinna Oyj(a)	1,080	18,817

Insurance - 7.17%
National General Holdings Corp.(b)	4,477	152,442
Willis Towers Watson Plc(b)	1,516	311,583
		464,025
Internet - 8.24%
Grubhub, Inc.(a)(b)	2,732	197,660
Masmovil Ibercom SA(a)	8,792	235,439
Meet Group, Inc. (The)(a)(b)	15,887	100,088
		533,187
Mining - 2.93%
Alacer Gold Corp.(a)	27,413	189,360

Oil & Gas - 6.65%
Noble Energy, Inc.(b)	37,571	373,831
Rockrose Energy Plc	2,292	56,620
		430,451
Pharmaceuticals - 10.14%
Momenta Pharmaceuticals, Inc.(a)	6,263	326,741
Principia Biopharma, Inc.(a)	3,294	329,433
		656,174
Pipelines - 2.32%
CNX Midstream Partners LP(a)(b)	15,599	149,906

Quarterly Report | August 31, 2020

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
August 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 92.16% (Continued)
Real Estate Investment Trusts - 3.45%
Jernigan Capital, Inc.	6,232	$107,440
Taubman Centers, Inc.(b)	3,023	115,781
		223,221
Retail - 6.99%
Hudson Ltd., Class A(a)	22,061	166,340
Tiffany & Co.(b)	2,332	285,670
		452,010
Semiconductors - 2.26%
Maxim Integrated Products, Inc.(b)	2,133	145,983

Software - 1.25%
NetEnt AB(a)	8,408	80,680

Telecommunications - 9.16%
Cincinnati Bell, Inc.(a)(b)	4,862	73,222
GCI Liberty, Inc., Class A(a)(b)	2,695	217,702
Sunrise Communications Group AG(a)(c)	2,539	301,944
		592,868
TOTAL COMMON STOCKS (Cost $5,772,824)		5,962,962

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 1.94%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund Government Portfolio, Institutional Class	0.020	%(d)	62,955	62,955
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.160	%(d)	62,954	62,954
				125,909
TOTAL SHORT-TERM INVESTMENTS (Cost $125,909)				125,909

Total Investments - 94.10% (Cost $5,898,733)				6,088,871

Other Assets in Excess of Liabilities - 5.90%(e)				381,536

NET ASSETS - 100.00%				$6,470,407

Portfolio Footnotes

(a)	Non-income-producing security.
(b)	Security, or a portion of security, is being held as collateral for short sales or forward foreign currency exchange contracts. At August 31, 2020, the aggregate fair market value of those securities was $2,754,602, representing 42.57% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2020, these securities had a total value of $301,944 or 4.67% of net assets.
(d)	Rate shown is the 7-day effective yield as of August 31, 2020.
(e)	Includes cash held as collateral for short sales and written option contracts.

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AltShares Merger Arbitrage ETF	Portfolio of Investments
August 31, 2020 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (23.13%)
Banks - (4.52%)
Morgan Stanley	(5,595)	$(292,395)

Energy - Alternate Sources - (2.58%)
Sunrun, Inc.	(2,949)	(166,781)

Entertainment - (1.27%)
Evolution Gaming Group AB	(1,098)	(82,231)

Food - (3.15%)
Just Eat Takeaway.com N.V.	(1,833)	(203,954)

Healthcare - Services - (2.95%)
Teladoc Health, Inc.	(886)	(191,101)

Media - (3.38%)
Liberty Broadband Corp.	(1,563)	(218,961)

Mining - (2.95%)
SSR Mining, Inc.	(8,898)	(190,873)

Oil & Gas - (2.33%)
CNX Resources Corp.	(13,727)	(150,448)

TOTAL COMMON STOCKS (Proceeds $1,381,788)		(1,496,744)

TOTAL SECURITIES SOLD SHORT (Proceeds $1,381,788)		$(1,496,744)

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AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
August 31, 2020 (unaudited)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount	Unrealized Appreciation
Morgan Stanley & Co./ Monthly	Analog Devices, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.310%)	05/06/2022	$—	$—	$—	$157,087	$—
Morgan Stanley & Co./ Monthly	Aon Plc	Received 1 Month-Federal Rate Minus 40 bps (-0.310%)	05/06/2022	—	—	—	327,384	—
Morgan Stanley & Co./ Monthly	Borgwarner, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.310%)	05/06/2022	—	—	—	233,311	—
Morgan Stanley & Co./ Monthly	Chevron Corp.	Received 1 Month-Federal Rate Minus 40 bps (-0.310%)	05/06/2022	—	—	—	375,587	—
Morgan Stanley & Co./ Monthly	Charles Schwab Corp.	Received 1 Month-Federal Rate Minus 40 bps (-0.310%)	05/06/2022	—	—	—	299,909	—
Morgan Stanley & Co./ Monthly	RockRosey Energy Plc	Paid 1 Month-LIBOR plus 150 bps (1.655%)	07/08/2022	—	—	—	(74,733)	—
						$—	$1,318,545	$—

Quarterly Report | August 31, 2020

AltShares Merger Arbitrage ETF	Portfolio of Investments
August 31, 2020 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	172,470	USD	130,210	Morgan Stanley & Co.	09/15/2020	$2,023
EUR	141,910	USD	165,226	Morgan Stanley & Co.	09/15/2020	4,170
SEK	17,600	USD	2,030	Goldman Sachs & Co.	09/15/2020	5
SEK	482,100	USD	55,091	Morgan Stanley & Co.	09/15/2020	654
						$6,852

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	209,197	CAD	282,420	Morgan Stanley & Co.	09/15/2020	$(7,334)
USD	307,591	CHF	279,300	Morgan Stanley & Co.	09/15/2020	(1,505)
USD	416,038	EUR	357,010	Morgan Stanley & Co.	09/15/2020	(10,121)
USD	55,299	GBP	42,400	Morgan Stanley & Co.	09/15/2020	(1,384)
SEK	14,100	USD	1,632	Morgan Stanley & Co.	09/15/2020	(2)
USD	57,133	SEK	500,100	Morgan Stanley & Co.	09/15/2020	(692)
						$(21,038)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United Kingdom	9.26%
Switzerland	4.67%
Spain	3.64%
Netherlands	2.72%
Sweden	1.25%
Finland	0.29%
United States	72.27%
Other Assets in Excess of Liabilities	5.90%
100.00%

(a) These percentages represent long positions only and are not net of short positions.

www.altsharesetfs.com | 1-855-955-1607

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
August 31, 2020 (unaudited)

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company.
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
bps - Basis Points. 100 Basis Points is equal to 1 percentage point.
CAD - Canadian dollar
CHF - Swiss franc
EUR - Euro
GBP - British pound
LIBOR - London Interbank Offered Rate
LP - Limited Partnership
Ltd. - Limited
N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
Oyj - Osakeyhtio is the Finnish equivalent of a public limited company.
Plc - Public Limited Company
SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.
SEK - Swedish krona
USD - United States Dollar

Quarterly Report | August 31, 2020

AltShares Merger Arbitrage ETF	Portfolio of Investments
August 31, 2020 (unaudited)

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$5,962,962	$—	$—	$5,962,962
Short-Term Investments	125,909	—	—	125,909
TOTAL	$6,088,871	$—	$—	$6,088,871

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$6,852	$—	$6,852
Equity Swaps	0	—	—	0
Liabilities
Common Stocks*	(1,496,744)	—	—	(1,496,744)
Forward Foreign Currency Exchange Contracts	—	(21,038)	—	(21,038)
TOTAL	$(1,496,744)	$(14,186)	$—	$(1,510,930)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.

See Notes to Financial Statements.
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